Concentration of Credit Risk (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Bank	Dec. 31, 2017 USD ($)
Risks and Uncertainties [Abstract]
Interest-bearing deposits in banks | $	$ 80,215
Interest bearing deposits deposited with banks, number or banks | Bank	4
Federal funds sold | $	$ 9,000	$ 0
Federal funds sold, number of banks | Bank	1